FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2018
Disclosure of financial instruments designated at fair value through profit or loss explanatory [Abstract]
Disclosure of financial instruments designated at fair value through profit or loss [text block]
8	FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS

The Group issues Investment Link life insurance contracts whereby the policyholder takes the investment risk on the assets held in the Investment Link funds as the policy benefits are directly linked to the value of the assets in the fund. The Group’s exposure to market risk is limited to the extent that income arising from asset management charges is based on the value of assets in the fund.

The profit resulting from these assets is shown in “Net income on financial assets designated at fair value through profit or loss” in the consolidated statement of income.

	2018	2017
	S/(000)	S/(000)

Net profit on sale of financial investments	25,342	27,764
Changes in the fair value of financial assets	(90,467)	30,719
Dividends, interests and others	11,190	9,150
Total	(53,935)	67,633

The offsetting of this effect is included in gross premiums which are part of “Net premiums earned” of the consolidated statement of income, see Note 24.